Business Combinations - Additional Information (Details) - USD ($) $ in Thousands					12 Months Ended
	May 24, 2021	Feb. 20, 2020	Jun. 07, 2019	May 21, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Jun. 25, 2020
Business Acquisition [Line Items]
Deferred tax liability					$ 84,095	$ 101,941
Loss on divestitures, net					0	$ 9,634
Kapow Events
Business Acquisition [Line Items]
Consideration received or receivable										$ 500
Cash consideration recieved										500
Loss on divestitures, net					(9,600)
Kapow Events | Upfront Cash Consideration
Business Acquisition [Line Items]
Cash consideration recieved										500
Kapow Events | Future Cash Consideration
Business Acquisition [Line Items]
Cash consideration recieved					100					$ 600
Kapow Events | Future Cash Consideration | Scenario Forecast
Business Acquisition [Line Items]
Cash consideration recieved								$ 300	$ 200
Kapow Events | Closing Net Working Capital
Business Acquisition [Line Items]
Net working capital					600
SummitSync, Inc.
Business Acquisition [Line Items]
Total consideration of Asset Acquisition		$ 1,400
Wedding Spot, LLC
Business Acquisition [Line Items]
Total consideration of Asset Acquisition				$ 7,000
Shoflo, LLC
Business Acquisition [Line Items]
Total consideration	$ 17,100				17,072
Purchase price allocated to the assets and liabilities assumed on their estimated fair value.	$ 17,100
Shoflo, LLC | General and Administrative Expenses
Business Acquisition [Line Items]
Acquisition-related costs					700
SummitSync, Inc.
Business Acquisition [Line Items]
Total consideration					1,400
Purchase price allocated to the assets and liabilities assumed on their estimated fair value.		$ 1,400
Deferred tax asset					0
Deferred tax liability					0
Wedding Spot, LLC
Business Acquisition [Line Items]
Total consideration					7,000
Purchase price allocated to the assets and liabilities assumed on their estimated fair value.				7,000
Cash acquired from acquisition				$ 0
Excess amount of purchase consideration					1,100
Wedding Spot, LLC | General and Administrative Expenses
Business Acquisition [Line Items]
Acquisition-related costs					300
DoubleDutch, Inc.
Business Acquisition [Line Items]
Total consideration			$ 12,500		12,499
Cash acquired from acquisition			1,800
Net tangible and identifiable intangible assets acquired			$ 12,500
Excess amount of purchase consideration					3,700
Equity interests acquired			100.00%
Measurement period adjustments						no	no
DoubleDutch, Inc. | General and Administrative Expenses
Business Acquisition [Line Items]
Acquisition-related costs					$ 600